Schedule of Federal Effective Tax Rate (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S. federal income tax rate	21.00%	21.00%	21.00%	21.00%
Tax rate difference	4.00%	4.00%
Tax rate difference			4.00%	4.00%
Nontaxable items		(11.50%)
GILTI tax
Others			(1.20%)	(30.00%)
Valuation allowance	(25.00%)	(16.20%)	(25.00%)	6.60%
Effective tax rate		(2.70%)	(1.20%)	1.40%